Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Trading Symbol	qwikf
Entity Registrant Name	QWICK MEDIA INC.
Entity Central Index Key	0001128790
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	71,128,456
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY